Supplement to the
Fidelity® Nasdaq Composite® Index Fund
January 28, 2012
Prospectus

The following information replaces the biographical information for Eric Matteson under the heading "Portfolio Manager(s)" in the "Fund Summary" section.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

In addition, the biographical information for Bobe Simon is no longer applicable.

The following information replaces the biographical information for Eric Matteson found in the "Fund Management" section on page 24.

Peter Matthew is assistant portfolio manager of the fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager. Prior to joining Geode, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

In addition, the biographical information for Bobe Simon is no longer applicable.

EIF-12-01  September 6, 2012
1.791563.117

Supplement to the
Fidelity® Nasdaq Composite® Index Tracking Stock
January 28, 2012
Prospectus

The following information replaces the biographical information for Eric Matteson under the heading "Portfolio Manager(s)" in the "ETF Summary" section.

Peter Matthew (assistant portfolio manager) has managed the ETF since August 2012.

In addition, the biographical information for Bobe Simon is no longer applicable.

The following information replaces the biographical information for Eric Matteson found in the "ETF Management" section on page 18.

Peter Matthew is assistant portfolio manager of the ETF, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager. Prior to joining Geode, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

In addition, the biographical information for Bobe Simon is no longer applicable.

ETF-12-02  September 6, 2012
1.790427.116

Supplement to the
Fidelity® Series 100 Index Fund
January 28, 2012
Prospectus

The following information replaces the biographical information for Eric Matteson under the heading "Portfolio Manager(s)" in the "Fund Summary" section.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

In addition, the biographical information for Bobe Simon is no longer applicable.

The following information replaces the biographical information for Eric Matteson found in the "Fund Management" section on page 14.

Peter Matthew is assistant portfolio manager of the fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager. Prior to joining Geode, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

In addition, the biographical information for Bobe Simon is no longer applicable.

HUN-12-01  September 6, 2012
1.857358.109